Note 33 - Employee Benefits - Reconciliation in Movement of Liabilities and Assets - Impact on Balance Sheet (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized		€ (388)	[1]	€ (803)	[2]
Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		20,418		18,120
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		282		276
Interest cost		268		389
Past service cost and gain or loss arising from settlements		(11)		10
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		1,250		1,940
Actuarial gain or loss arising from changes in demographic assumptions		92		8
Actuarial gain or loss arising from experience		(152)		143
Cash flow and other changes [Abstract]
Contributions by plan participants		19		21
Benefits paid		(792)		(782)	[3]
Payments in respect to settlements		0		(11)
Acquisitions/Divestitures, Cashflows and other changes		(158)		0
Exchange rate changes		(410)		299
Other, Cash Flow and Other Changes		1		5
Change in the present value of the defined benefit obligation: Balance, end of year		20,807		20,418
thereof, Reconciliation
Unfunded		315		347
Funded		20,492		20,071
Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year		19,655		17,727
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		263		386
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income		1,335		719
Cash flow and other changes [Abstract]
Contributions by plan participants		19		22
Contributions by the employer		528		1,205
Benefits paid	[3]	(764)		(751)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		(137)		0
Exchange rate changes		(433)		353
Other, Cash Flow and Other Changes		0		0
thereof, Reconciliation
Plan administration costs		(9)		(6)
Change in fair value of plan assets: Balance, end of year		20,457		19,655
Funded status, end of year		(350)		(763)		€ (763)
Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		(40)		(25)
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus		2		(14)
Cash flow and other changes [Abstract]
Exchange rate changes		0		(1)
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year		(38)		(40)
Germany [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized		(874)		(1,355)
Germany [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		13,270		11,953
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		200		192
Interest cost		122		201
Past service cost and gain or loss arising from settlements		(22)	[4]	19
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		536		1,179
Actuarial gain or loss arising from changes in demographic assumptions		110		125	[5]
Actuarial gain or loss arising from experience		(73)		43
Cash flow and other changes [Abstract]
Contributions by plan participants		4		4
Benefits paid		(456)		(446)	[3]
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		(158)	[6]	0
Exchange rate changes		0		0
Other, Cash Flow and Other Changes		(1)		0
Change in the present value of the defined benefit obligation: Balance, end of year		13,532		13,270
thereof, Reconciliation
Unfunded		0		0
Funded		13,532		13,270
Germany [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year		11,915		10,877
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		111		185
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income		777		137
Cash flow and other changes [Abstract]
Contributions by plan participants		4		4
Contributions by the employer		444		1,158
Benefits paid	[3]	(456)		(446)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		(137)	[6]	0
Exchange rate changes		0		0
Other, Cash Flow and Other Changes		0		0
thereof, Reconciliation
Plan administration costs		0		0
Change in fair value of plan assets: Balance, end of year		12,658		11,915
Funded status, end of year		(874)		(1,355)		(1,355)
Germany [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		0		0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus		0		0
Cash flow and other changes [Abstract]
Exchange rate changes		0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year		0		0
UK [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized		788		928
UK [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		4,687		3,868
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		28		26
Interest cost		85		106
Past service cost and gain or loss arising from settlements		11		3
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		600		582
Actuarial gain or loss arising from changes in demographic assumptions		(11)		(105)
Actuarial gain or loss arising from experience		(68)		113
Cash flow and other changes [Abstract]
Contributions by plan participants		0		0
Benefits paid		(160)		(154)	[3]
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		(255)		248
Other, Cash Flow and Other Changes		0		0
Change in the present value of the defined benefit obligation: Balance, end of year		4,917		4,687
thereof, Reconciliation
Unfunded		15		16
Funded		4,902		4,671
UK [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year		5,615		4,884
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		101		134
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income		456		448
Cash flow and other changes [Abstract]
Contributions by plan participants		0		0
Contributions by the employer		0		0
Benefits paid	[3]	(159)		(153)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		(303)		304
Other, Cash Flow and Other Changes		0		0
thereof, Reconciliation
Plan administration costs		(5)		(2)
Change in fair value of plan assets: Balance, end of year		5,705		5,615
Funded status, end of year		788		928		928
UK [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		0		0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus		0		0
Cash flow and other changes [Abstract]
Exchange rate changes		0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year		0		0
US [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized		(220)		(275)
US [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		1,418		1,337
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		12		14
Interest cost		43		56
Past service cost and gain or loss arising from settlements		0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		75		112
Actuarial gain or loss arising from changes in demographic assumptions		(9)		(11)
Actuarial gain or loss arising from experience		3		(8)
Cash flow and other changes [Abstract]
Contributions by plan participants		0		0
Benefits paid		(96)		(109)	[3]
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		(119)		27
Other, Cash Flow and Other Changes		0		0
Change in the present value of the defined benefit obligation: Balance, end of year		1,327		1,418
thereof, Reconciliation
Unfunded		195		210
Funded		1,132		1,208
US [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year		1,143		1,074
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		34		44
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income		60		80
Cash flow and other changes [Abstract]
Contributions by plan participants		0		0
Contributions by the employer		56		22
Benefits paid	[3]	(84)		(96)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		(99)		22
Other, Cash Flow and Other Changes		0		0
thereof, Reconciliation
Plan administration costs		(3)		(3)
Change in fair value of plan assets: Balance, end of year		1,107		1,143
Funded status, end of year		(220)		(275)		(275)
US [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		0		0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus		0		0
Cash flow and other changes [Abstract]
Exchange rate changes		0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year		0		0
Other [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized		(82)		(101)
Other [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		1,043		962
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		42		44
Interest cost		18		26
Past service cost and gain or loss arising from settlements		0		(12)
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		39		67
Actuarial gain or loss arising from changes in demographic assumptions		2		(1)
Actuarial gain or loss arising from experience		(14)		(5)
Cash flow and other changes [Abstract]
Contributions by plan participants		15		17
Benefits paid		(80)		(73)	[3]
Payments in respect to settlements		0		(11)
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		(36)		24
Other, Cash Flow and Other Changes		2		5
Change in the present value of the defined benefit obligation: Balance, end of year		1,031		1,043
thereof, Reconciliation
Unfunded		105		121
Funded		926		922
Other [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year		982		892
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		17		23
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income		42		54
Cash flow and other changes [Abstract]
Contributions by plan participants		15		18
Contributions by the employer		28		25
Benefits paid	[3]	(65)		(56)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		(31)		27
Other, Cash Flow and Other Changes		0		0
thereof, Reconciliation
Plan administration costs		(1)		(1)
Change in fair value of plan assets: Balance, end of year		987		982
Funded status, end of year		(44)		(61)		€ (61)
Other [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		(40)		(25)
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus		2		(14)
Cash flow and other changes [Abstract]
Exchange rate changes		0		(1)
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year		€ (38)		€ (40)

[1]	Thereof EUR877million recognized in Other assets and EUR1,265million in Other liabilities.
[2]	Thereof EUR1,011million recognized in Other assets and EUR1,814million in Other liabilities.
[3]	For funded plans only.
[4]	Contains a past service credit of EUR 48 million due to the introduction of a capital option for a specific plan sponsored by former Postbank.
[5]	Resulting predominantly from updated mortality assumptions (modified Heubeck 2018G instead of Heubeck 2018G).
[6]	Postbank Systems AG.